Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 46,078,066	$ 1,554,591	$ 38,392,524
Financial assets at fair value through profit or loss - current	5,223,067	176,217	3,069,812
Available-for-sale financial assets - current	89,159	3,008	266,696
Trade receivables, net	55,200,706	1,862,372	51,145,557
Other receivables	1,051,955	35,491	665,480
Current tax assets	260,542	8,790	471,752
Inventories	24,260,911	818,519	21,438,062
Inventories related to real estate business	9,819,516	331,293	24,187,515
Other financial assets - current	472,340	15,936	558,686
Other current assets	2,482,010	83,738	2,593,575
Total current assets	144,938,272	4,889,955	142,789,659
NON-CURRENT ASSETS
Available-for-sale financial assets - non-current	1,123,006	37,888	1,028,338
Investments accounted for using the equity method	48,753,751	1,644,863	49,824,690
Property, plant and equipment	135,168,406	4,560,338	143,880,241
Investment properties	8,119,436	273,935
Goodwill	9,934,494	335,172	10,490,309
Other intangible assets	1,406,865	47,465	1,617,261
Deferred tax assets	4,001,821	135,014	4,536,924
Other financial assets - non-current	1,170,500	39,491	1,320,381
Long-term prepayments for lease	8,851,330	298,628	2,237,033
Other non-current assets	454,391	15,330	205,740
Total non-current assets	218,984,000	7,388,124	215,140,917
TOTAL	363,922,272	12,278,079	357,930,576
CURRENT LIABILITIES
Short-term borrowings	17,962,471	606,021	20,955,522
Financial liabilities at fair value through profit or loss - current	677,430	22,855	1,763,660
Trade payables	41,672,233	1,405,946	35,803,984
Other payables	21,377,887	721,251	21,522,034
Current tax liabilities	7,619,328	257,062	6,846,350
Current portion of bonds payable	6,161,197	207,868	9,658,346
Current portion of long-term borrowings	8,261,625	278,732	6,567,565
Other current liabilities	4,644,566	156,699	3,852,113
Total current liabilities	108,376,737	3,656,434	106,969,574
NON-CURRENT LIABILITIES
Bonds payable	16,981,583	572,928	27,341,557
Long-term borrowings	27,145,003	915,823	46,547,998
Deferred tax liabilities	4,961,487	167,392	4,856,549
Net defined benefit liabilities	3,936,685	132,817	4,172,253
Other non-current liabilities	1,210,590	40,843	1,201,480
Total non-current liabilities	54,235,348	1,829,803	84,119,837
Total effect on liabilities	162,612,085	5,486,237	191,089,411
Share capital
Shares subscribed in advance	134,593	4,541	203,305
Total share capital	87,380,787	2,948,070	79,568,040
Capital surplus	40,624,328	1,370,591	22,266,500
Retained earnings
Legal reserve	16,765,066	565,623	14,597,032
Special reserve	3,353,938	113,156	3,353,938
Unappropriated earnings	53,599,541	1,808,352	44,188,554
Total retained earnings	73,718,545	2,487,131	62,139,524
Other equity	(6,311,089)	(212,925)	(1,840,937)
Treasury shares	(7,292,513)	(246,036)	(7,292,513)
Equity attributable to owners of the Company	188,120,058	6,346,831	154,840,614
NON-CONTROLLING INTERESTS	13,190,129	445,011	12,000,551
Total effect on equity	201,310,187	6,791,842	166,841,165
TOTAL	363,922,272	12,278,079	357,930,576
Ordinary shares [member]
Share capital
Total share capital	$ 87,246,194	$ 2,943,529	$ 79,364,735